STATEMENT OF MATERIAL ACCOUNTING POLICIES, Property, Plant and Equipment (Details)	12 Months Ended
Jun. 30, 2024
Plant and Equipment [Member] | Bottom of Range [Member]
Property, Plant and Equipment [Abstract]
Useful lives	5 years
Plant and Equipment [Member] | Top of Range [Member]
Property, Plant and Equipment [Abstract]
Useful lives	10 years
Buildings and Leasehold Improvements [Member] | Bottom of Range [Member]
Property, Plant and Equipment [Abstract]
Useful lives	10 years
Buildings and Leasehold Improvements [Member] | Top of Range [Member]
Property, Plant and Equipment [Abstract]
Useful lives	15 years